Securian Funds Trust

Supplement dated December 18, 2017 to the Statement of Additional Information dated May 1, 2017, as Amended November 20, 2017.

This Supplement describes portfolio manager changes for the SFT Advantus Bond Fund, SFT Advantus Dynamic Managed Volatility Fund, SFT Advantus Government Money Market Fund, SFT Managed Volatility Equity Fund and the SFT Advantus Mortgage Securities Fund. The Supplement also identifies David M. Kuplic as President and Director of Advantus Capital Management, Inc., since November 2017.

The text relating to David M. Kuplic in the tables on pages 52 and 53, under the caption “TRUSTEES AND EXECUTIVE OFFICERS,” is replaced by the following:

Name, Address and Age	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Interested Trustee

David M. Kuplic Age 60	Trustee since October 27, 2016	President and Director, Advantus Capital Management, Inc. since November 2017; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; Senior Vice President, Minnesota Life Insurance Company since June 2007; Senior Vice President, Securian Life Insurance Company since June 2007
Other Executive Officers

David M. Kuplic Age 60	President since July 28, 2011	President and Director, Advantus Capital Management, Inc. since November 2017; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; Senior Vice President, Minnesota Life Insurance Company since June 2007; Senior Vice President, Securian Life Insurance Company since June 2007

The third paragraph on page 54, under the caption “TRUSTEES AND EXECUTIVE OFFICERS,” is replaced by the following:

Mr. Kuplic’s investment management experience, including in the roles of President and Director of Advantus Capital, since November 2017, Executive Vice President and Director of Advantus Capital, since July of 2007, and President of Securian Funds Trust, since July of 2011, has given him intimate familiarity with the Trust, its Funds, and their operations and enables him to provide valuable perspective on investment management and fund administration.

The section on page 56, entitled “CONTROL AND MANAGEMENT OF ADVANTUS CAPITAL AND SECURIAN FINANCIAL,” is replaced by the following:

CONTROL AND MANAGEMENT OF ADVANTUS CAPITAL AND SECURIAN FINANCIAL

Advantus Capital was incorporated in Minnesota in June 1994, and is an affiliate of Minnesota Life. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company”. All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.”, which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Advantus Capital and Securian Financial are also wholly-owned subsidiaries of Securian Financial Group, Inc.

Please retain this supplement for future reference.

David M. Kuplic, President of the Trust, President, and Director of Advantus Capital. Gary M. Kleist, Vice President and Treasurer of the Trust, is Financial Vice President and Chief of Operations of Advantus Capital. Michael T. Steinert, Chief Compliance Officer of the Trust, is Vice President and Chief Compliance Officer of Advantus Capital.

The following information replaces the table, which appears on page 66 of the Statement of Additional Information, under the caption “INFORMATION REGARDING PORTFOLIO MANAGERS – ADVANTUS CAPITAL”:

PORTFOLIO MANAGER	TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS (in millions)

Matthew K. Richmond	RICs	3	$855
	Pooled Investment Vehicles	2	70
	Other Accounts	1	50

Lowell R. Bolken	RICs	4	933
	Pooled Investment Vehicles	2	70
	Other Accounts	4	252

Lena S. Harhaj*	RICs	1	69
	Pooled Investment Vehicles	0	0
	Other Accounts	0	0

Thomas B. Houghton	RICs	4	1,212
	Pooled Investment Vehicles	6	1,509
	Other Accounts	12	887

David W. Land	RICs	4	1,226
	Pooled Investment Vehicles	4	1,235
	Other Accounts	12	949

James P. Seifert	RICs	2	961
	Pooled Investment Vehicles	4	1,261
	Other Accounts	0	0

Craig M. Stapleton	RICs	7	1,082
	Pooled Investment Vehicles	2	509
	Other Accounts	33	15,909

Jeremy P. Gogos, Ph. D.*	RICs	7	1,309
	Pooled Investment Vehicles	0	0
	Other Accounts	2	37

Daniel A. Henken*	RICs	1	28
	Pooled Investment Vehicles	0	0
	Other Accounts	1	53

Merlin L. Erickson*	RICs	0	0
	Pooled Investment Vehicles	0	0
	Other Accounts	0	0

* Information provided as of November 30, 2017. Ms. Harhaj began serving the SFT Advantus Mortgage Securities Fund effective December 1, 2017. Mr. Gogos began serving the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund effective June 1, 2017. Mr. Henken began serving the SFT Advantus Bond Fund effective December 1, 2017. Mr. Erickson began serving the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund effective December 1, 2017.

The following information replaces the second and third paragraphs under the caption “PORTFOLIO MANAGERS’ OWNERSHIP OF TRUST SECURITIES” which appears on page 67 of the Statement of Additional Information:

As of November 30, 2017, Lena S. Harhaj, a portfolio manager of the SFT Advantus Government Money Market Fund, beneficially owned shares of the SFT Advantus Index 500 Fund, the SFT Advantus Real Estate Fund, and the SFT IvySM Small Cap Growth Fund, all worth $0-$10,000, respectively.

As of November 30, 2017, Jeremy Gogos, Ph. D., a portfolio manager of the SFT Advantus Dynamic Managed Volatility Fund and the SFT Advantus Managed Volatility Equity Fund, beneficially owned shares of the SFT Advantus Bond Fund, the SFT Advantus Index 400 Mid-Cap Fund, the SFT Advantus International Bond Fund, the SFT Advantus Real Estate Securities Fund, the SFT IvySM Growth Fund, and the SFT IvySM Small Cap Growth Fund, all worth $0-$10,000, respectively.

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